Summary of Significant Accounting Policies - Future minimum payments on noncancelable leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Minimum future leases
2022	$ 11,183
2023	10,573
2024	9,165
2025	4,852
Thereafter	475
Total	$ 36,248